UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-02333

New Perspective Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Brian C. Janssen

New Perspective Fund

6455 Irvine Center Drive

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

New Perspective Fund® Semi-annual report for the six months ended March 31, 2023

Tap into the
growth potential of
global equities

New Perspective Fund seeks to provide you with long-term growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 and Class A shares at net asset value. If a sales charge (maximum 5.75% for Class A shares) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2023 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	–8.94%	9.24%	10.59%
Class A shares (Reflecting 5.75% maximum sales charge)	–14.37	7.72	9.70

For other share class results, refer to capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.52% for Class F-2 shares and 0.72% for Class A shares as of the prospectus dated December 1, 2022.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com for more information.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for New Perspective Fund for the periods ended March 31, 2023, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, refer to capitalgroup.com/individual/investments/fund/ANWFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance
2	Investment portfolio
9	Financial statements
13	Notes to financial statements
23	Financial highlights

Results at a glance

(for periods ended March 31, 2023, with all distributions reinvested)

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

New Perspective Fund (Class F-2 shares)[2]	19.64%	–8.94%	9.24%	10.59%	12.21%
New Perspective Fund (Class A shares)	19.49	–9.15	9.01	10.36	11.98
MSCI All Country World Index (ACWI)[3]	17.78	–7.44	6.93	8.06	8.54	[4]

Past results are not predictive of results in future periods.

[1]	Lifetime returns are as of March 13, 1973, the inception date of Class A shares.
[2]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Source: MSCI.
[4]	From March 13, 1973, through December 31, 1987, the MSCI World Index was used because the MSCI ACWI did not exist. MSCI World Index results reflect dividends net of withholding taxes, and MSCI ACWI results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.

New Perspective Fund	1

Investment portfolio March 31, 2023	unaudited

Sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	50.22%
Eurozone*	15.83
United Kingdom	4.66
Denmark	4.38
Japan	3.00
Canada	2.92
Switzerland	2.55
Taiwan	2.49
Hong Kong	1.95
Other countries	6.83
Short-term securities & other assets less liabilities	5.17
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, France, Germany, Ireland, Italy, the Netherlands and Spain.

Common stocks 94.78%	Shares	Value (000)
Information technology 18.69%
Microsoft Corp.	16,777,505	$4,836,955
Taiwan Semiconductor Manufacturing Company, Ltd.	151,721,941	2,687,886
ASML Holding NV	2,451,167	1,674,870
ASML Holding NV (New York registered) (ADR)	1,233,920	839,942
Broadcom, Inc.	2,750,453	1,764,526
TE Connectivity, Ltd.	5,098,467	668,664
Motorola Solutions, Inc.	2,278,836	652,043
GoDaddy, Inc., Class A1,2	7,886,320	612,925
STMicroelectronics NV	11,066,239	592,001
SAP SE	4,271,919	537,396
ON Semiconductor Corp.[2]	6,526,353	537,249
Apple, Inc.	3,052,971	503,435
Salesforce, Inc.[2]	2,448,700	489,201
Applied Materials, Inc.	3,941,922	484,186
Synopsys, Inc.[2]	1,022,131	394,798
ServiceNow, Inc.[2]	841,725	391,166
Keyence Corp.	795,340	389,929
Trimble, Inc.[2]	6,215,303	325,806
NVIDIA Corp.	1,128,795	313,545
Samsung Electronics Co., Ltd.	6,087,416	301,865
Capgemini SE	1,539,898	286,431
Shopify, Inc., Class A, subordinate voting shares[2]	5,110,668	245,005
Wolfspeed, Inc.[2]	3,546,162	230,323
Nice, Ltd. (ADR)[2,3]	953,885	218,335
Cloudflare, Inc., Class A2	2,791,074	172,098
MediaTek, Inc.	5,976,000	155,995
Adobe, Inc.[2]	366,999	141,430
Tokyo Electron, Ltd.	1,150,959	140,730
Hexagon AB, Class B	12,155,973	139,882
Smartsheet, Inc., Class A2	2,855,795	136,507
Halma PLC	4,260,165	117,609
Infosys, Ltd. (ADR)	5,058,596	88,222
Micron Technology, Inc.	1,194,277	72,063
EPAM Systems, Inc.[2]	215,382	64,399
Workday, Inc., Class A2	293,205	60,559
Endava PLC, Class A (ADR)[2]	589,976	39,635
Sinch AB2,3	8,647,227	23,372
		21,330,983

Health care 17.46%
Novo Nordisk A/S, Class B	18,260,419	2,897,793
Novo Nordisk A/S, Class B (ADR)	691,436	110,035
AstraZeneca PLC	11,434,304	1,587,083
AstraZeneca PLC (ADR)	1,153,660	80,076

2	New Perspective Fund

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Eli Lilly and Company	4,077,060	$1,400,144
Thermo Fisher Scientific, Inc.	1,904,787	1,097,862
Regeneron Pharmaceuticals, Inc.[2]	1,192,954	980,215
Seagen, Inc.[2]	4,594,582	930,265
Zoetis, Inc., Class A	5,386,453	896,521
Vertex Pharmaceuticals, Inc.[2]	2,643,231	832,803
Alnylam Pharmaceuticals, Inc.[2]	3,486,932	698,502
Danaher Corp.	2,707,869	682,491
EssilorLuxottica	3,708,977	669,568
Intuitive Surgical, Inc.[2]	2,318,155	592,219
Insulet Corp.[2]	1,809,294	577,092
BeiGene, Ltd. (ADR)[2,3]	2,443,364	526,618
BeiGene, Ltd.[2]	2,882,400	47,647
Pfizer, Inc.	13,272,212	541,506
Bristol-Myers Squibb Company	6,307,249	437,155
IDEXX Laboratories, Inc.[2]	869,643	434,891
Edwards Lifesciences Corp.[2]	4,849,560	401,204
Abbott Laboratories	3,546,473	359,116
Catalent, Inc.[2]	4,681,670	307,633
Sanofi	2,666,041	290,338
Mettler-Toledo International, Inc.[2]	177,400	271,459
NovoCure, Ltd.[2]	3,833,079	230,521
Bayer AG	2,901,146	184,792
Lonza Group AG	285,135	171,499
CRISPR Therapeutics AG2,3	3,550,544	160,591
Siemens Healthineers AG	2,757,546	158,598
Genmab A/S2	335,883	126,829
Eurofins Scientific SE, non-registered shares[3]	1,854,875	124,455
Teva Pharmaceutical Industries, Ltd. (ADR)[2]	14,000,000	123,900
Grifols, SA, Class B (ADR)[2]	13,380,412	98,613
Grifols, SA, Class A, non-registered shares[2]	2,185,891	21,628
Carl Zeiss Meditec AG, non-registered shares	863,452	119,920
DexCom, Inc.[2]	859,725	99,883
Olympus Corp.	5,372,400	94,350
Amplifon SpA	2,652,315	92,196
BioNTech SE (ADR)	700,000	87,199
Tandem Diabetes Care, Inc.[2]	1,991,752	80,885
AbbVie, Inc.	481,252	76,697
Moderna, Inc.[2]	497,935	76,473
WuXi Biologics (Cayman), Inc.[2]	9,919,500	61,355
Straumann Holding AG	284,386	42,649
GE HealthCare Technologies, Inc.[2]	177,324	14,546
Merck KGaA	56,400	10,486
Bio-Techne Corp.	116,414	8,637
Viatris, Inc.	674,006	6,484
		19,923,422

Consumer discretionary 12.60%
Tesla, Inc.[2]	11,437,946	2,372,916
LVMH Moët Hennessy-Louis Vuitton SE	1,702,044	1,559,852
Booking Holdings, Inc.[2]	395,182	1,048,185
Home Depot, Inc.	2,501,354	738,200
Kering SA	1,002,152	654,061
Hermès International	322,471	653,201
Prosus NV, Class N	7,328,207	573,084
NIKE, Inc., Class B	4,051,736	496,905
Amazon.com, Inc.[2]	4,037,112	416,993
Royal Caribbean Cruises, Ltd.[2]	6,144,883	401,261
Entain PLC	24,402,063	379,769
YUM! Brands, Inc.	2,830,944	373,911
Restaurant Brands International, Inc.[3]	5,411,750	363,345
Renault SA	8,548,240	349,014
MercadoLibre, Inc.[2]	260,306	343,099
lululemon athletica, Inc.[2]	904,142	329,280
Amadeus IT Group SA, Class A, non-registered shares[2]	4,745,311	317,730
Evolution AB	2,160,821	289,932
Hilton Worldwide Holdings, Inc.	2,018,112	284,291
Flutter Entertainment PLC[2]	1,554,573	282,746

New Perspective Fund	3

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Galaxy Entertainment Group, Ltd.[2]	31,994,000	$212,684
Industria de Diseño Textil, SA	6,174,240	207,349
Trip.com Group, Ltd. (ADR)[2]	5,133,663	193,385
Airbnb, Inc., Class A2	1,428,294	177,680
Naspers, Ltd., Class N	925,273	170,388
Cie. Financière Richemont SA, Class A	1,028,442	164,860
adidas AG	789,022	139,311
Etsy, Inc.[2]	1,238,050	137,832
Sands China, Ltd.[2]	38,494,000	134,354
Suzuki Motor Corp.	3,581,925	130,374
General Motors Company	3,009,655	110,394
Wynn Macau, Ltd.[2,3]	106,140,000	103,817
McDonald’s Corp.	318,503	89,057
Valeo SA, non-registered shares	4,141,100	85,218
Nitori Holdings Co., Ltd.	638,400	76,971
Aptiv PLC[2]	106,176	11,912
		14,373,361

Industrials 11.24%
DSV A/S	5,666,597	1,093,747
Caterpillar, Inc.	4,534,996	1,037,788
Airbus SE, non-registered shares	6,810,393	912,363
Carrier Global Corp.	19,483,248	891,359
Safran SA	4,955,969	735,990
Canadian Pacific Railway, Ltd.[3]	8,832,834	679,598
Schneider Electric SE	3,332,761	557,134
Daikin Industries, Ltd.	3,047,200	546,324
Copart, Inc.[2]	6,875,172	517,082
BAE Systems PLC	35,346,047	428,501
ABB, Ltd.	10,198,317	349,721
TransDigm Group, Inc.	453,250	334,068
Equifax, Inc.	1,601,243	324,796
Ryanair Holdings PLC (ADR)[2]	3,347,734	315,658
ASSA ABLOY AB, Class B	12,345,588	296,415
Delta Air Lines, Inc.[2]	7,760,593	271,000
Komatsu, Ltd.	9,595,800	238,062
Boeing Company[2]	1,103,747	234,469
RELX PLC	6,850,740	221,775
Honeywell International, Inc.	1,052,695	201,191
Aalberts NV, non-registered shares	4,098,484	193,342
FedEx Corp.	812,083	185,553
Axon Enterprise, Inc.[2]	810,195	182,172
Spirax-Sarco Engineering PLC	1,187,369	174,251
Chart Industries, Inc.[2,3]	1,328,022	166,534
Regal Rexnord Corp.	1,152,198	162,149
Mitsui & Co., Ltd.	5,117,000	159,471
SMC Corp.	289,100	153,280
General Electric Co.	1,591,791	152,175
Rockwell Automation	491,233	144,152
Uber Technologies, Inc.[2]	3,937,812	124,829
Recruit Holdings Co., Ltd.	4,369,183	121,103
Brenntag SE	1,497,662	112,432
Techtronic Industries Co., Ltd.	10,095,516	110,218
Concentrix Corp.	851,342	103,481
L3Harris Technologies, Inc.	514,602	100,985
ITT, Inc.	918,134	79,235
ATS Corp.[2]	1,871,832	78,377
Experian PLC	1,679,433	55,279
Hitachi, Ltd.	858,700	47,200
Northrop Grumman Corp.	54,300	25,071
Canadian National Railway Company (CAD denominated)	83,283	9,827
		12,828,157

Financials 11.06%
AIA Group, Ltd.	142,739,583	1,499,819
JPMorgan Chase & Co.	6,245,590	813,863
Chubb, Ltd.	3,815,421	740,878
London Stock Exchange Group PLC	7,448,724	723,899

4	New Perspective Fund

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Aon PLC, Class A	1,770,131	$558,105
Mastercard, Inc., Class A	1,312,334	476,915
ICICI Bank, Ltd.	22,240,773	238,515
ICICI Bank, Ltd. (ADR)	10,690,180	230,694
Visa, Inc., Class A	1,955,881	440,973
Edenred SA	6,913,449	409,046
DBS Group Holdings, Ltd.	15,887,700	394,845
CME Group, Inc., Class A	1,990,715	381,262
DNB Bank ASA	21,175,094	379,824
Arch Capital Group, Ltd.[2]	5,432,231	368,686
Morgan Stanley	4,197,336	368,526
Blackstone, Inc., nonvoting shares	3,693,842	324,467
Moody’s Corp.	1,052,718	322,153
Goldman Sachs Group, Inc.	959,406	313,831
Bank of America Corp.	10,571,708	302,351
UniCredit SpA	14,403,731	272,814
Block, Inc., Class A2	3,691,051	253,390
Block, Inc., Class A (CDI)[2]	214,694	14,930
BlackRock, Inc.	388,947	260,252
AXA SA	8,366,495	255,821
Prudential PLC	17,255,842	235,996
Société Générale	8,844,747	199,650
S&P Global, Inc.	563,927	194,425
Hiscox, Ltd.	13,873,960	190,165
Brookfield Asset Management, Ltd., Class A	5,751,537	188,190
Zurich Insurance Group AG	345,171	165,161
Arthur J. Gallagher & Co.	771,500	147,596
Adyen NV2	87,985	139,511
TMX Group, Ltd.	1,200,188	121,218
Citigroup, Inc.	2,451,000	114,927
Hong Kong Exchanges and Clearing, Ltd.	2,550,800	113,217
Worldline SA, non-registered shares[2]	2,617,458	111,240
United Overseas Bank, Ltd.	4,355,900	97,740
Fidelity National Information Services, Inc.	1,108,996	60,252
Tokio Marine Holdings, Inc.	2,933,500	56,561
Skandinaviska Enskilda Banken AB, Class A	4,087,767	45,082
MSCI, Inc.	63,000	35,260
EQT AB	1,714,952	35,077
FleetCor Technologies, Inc.[2]	90,311	19,042
		12,616,169

Consumer staples 6.59%
Nestlé SA	12,388,121	1,512,302
Philip Morris International, Inc.	8,332,467	810,332
Costco Wholesale Corp.	1,523,077	756,771
Carlsberg A/S, Class B	4,006,605	619,502
Bunge, Ltd.	5,564,457	531,517
Mondelez International, Inc.	6,589,372	459,411
L’Oréal SA, bonus shares	686,197	307,006
L’Oréal SA, non-registered shares	157,391	70,417
Monster Beverage Corp.[2]	6,846,534	369,781
Anheuser-Busch InBev SA/NV	4,814,803	321,060
British American Tobacco PLC	8,302,619	290,963
Pernod Ricard SA	999,969	226,573
Walgreens Boots Alliance, Inc.	6,265,868	216,674
Reckitt Benckiser Group PLC	2,742,866	208,388
Carrefour SA, non-registered shares	9,814,929	198,417
Constellation Brands, Inc., Class A	529,136	119,526
Kao Corp.	2,855,700	111,506
KOSÉ Corp.[3]	902,400	107,183
Danone SA	1,484,853	92,311
Uni-Charm Corp.	1,782,600	73,274
General Mills, Inc.	777,695	66,462
Procter & Gamble Company	294,877	43,845
Varun Beverages, Ltd.	624,761	10,553
		7,523,774

New Perspective Fund	5

Common stocks (continued)	Shares	Value (000)
Communication services 5.96%
Meta Platforms, Inc., Class A2	10,352,949	$2,194,204
Alphabet, Inc., Class C2	7,660,266	796,668
Alphabet, Inc., Class A2	7,191,194	745,942
Netflix, Inc.[2]	3,026,632	1,045,641
América Móvil, SAB de CV, Class B (ADR)	19,972,648	420,424
Tencent Holdings, Ltd.	8,145,100	397,997
MTN Group, Ltd.[3]	23,162,491	165,510
Singapore Telecommunications, Ltd.	84,896,800	157,317
Electronic Arts, Inc.	1,211,131	145,881
Publicis Groupe SA	1,541,000	120,392
Sea, Ltd., Class A (ADR)[2]	1,305,812	113,018
Warner Music Group Corp., Class A	3,063,218	102,220
Cellnex Telecom, SA, non-registered shares	2,406,560	93,677
Bharti Airtel, Ltd.	9,114,000	83,172
Adevinta ASA[2]	10,055,968	71,311
Walt Disney Company[2]	642,537	64,337
Take-Two Interactive Software, Inc.[2]	458,154	54,658
Pinterest, Inc., Class A2	1,012,871	27,621
		6,799,990

Materials 5.30%
Shin-Etsu Chemical Co., Ltd.	21,673,500	702,970
Vale SA (ADR), ordinary nominative shares	35,711,785	563,532
Vale SA, ordinary nominative shares	8,233,381	130,426
Sherwin-Williams Company	3,013,213	677,280
Linde PLC	1,696,079	602,854
Sika AG	1,774,093	497,963
Koninklijke DSM NV	2,949,961	348,664
First Quantum Minerals, Ltd.	15,165,714	348,649
Air Liquide SA, non-registered shares	1,422,175	238,256
Air Liquide SA, bonus shares[2]	541,455	90,710
Asahi Kasei Corp.	32,006,473	224,469
Albemarle Corp.	978,311	216,246
Mosaic Co.	4,622,518	212,081
Gerdau SA (ADR)	41,243,105	203,329
International Flavors & Fragrances, Inc.	2,025,192	186,237
Corteva, Inc.	2,798,176	168,758
Sociedad Química y Minera de Chile SA, Class B (ADR)[3]	2,021,770	163,885
Freeport-McMoRan, Inc.	3,993,765	163,385
LANXESS AG	2,785,238	114,274
Grupo México, SAB de CV, Series B	18,140,000	85,898
Nutrien, Ltd. (CAD denominated)[3]	1,017,209	75,122
Glencore PLC	2,377,300	13,674
Barrick Gold Corp.	725,989	13,482
		6,042,144

Energy 4.22%
Reliance Industries, Ltd.	27,116,480	770,826
TotalEnergies SE	12,487,255	736,783
Cenovus Energy, Inc. (CAD denominated)	38,482,841	671,421
BP PLC	90,322,363	571,826
Schlumberger NV	7,104,994	348,855
ConocoPhillips	3,419,528	339,251
Canadian Natural Resources, Ltd. (CAD denominated)	4,061,038	224,732
Hess Corp.	1,464,587	193,823
TC Energy Corp. (CAD denominated)[3]	4,895,441	190,421
Baker Hughes Co., Class A	6,560,441	189,334
Equinor ASA	6,323,514	179,836
Aker BP ASA	5,612,219	137,705
Tourmaline Oil Corp.	2,818,783	117,465
Antero Resources Corp.[2]	4,000,000	92,360
INPEX Corp.	4,743,600	50,472
Gazprom PJSC[4]	84,876,650	—	[5]
LUKOIL Oil Co. PJSC[4]	580,410	—	[5]
Rosneft Oil Co. PJSC[4]	40,028,340	—	[5]
		4,815,110

6	New Perspective Fund

Common stocks (continued)	Shares	Value (000)
Utilities 1.09%
AES Corp.	18,314,876	$441,022
Sempra Energy	2,665,198	402,871
Engie SA	16,186,148	255,979
Ørsted AS	1,727,389	147,347
		1,247,219

Real estate 0.57%
Equinix, Inc. REIT	456,269	328,988
Goodman Logistics (HK), Ltd. REIT	16,520,815	210,114
American Tower Corp. REIT	315,748	64,520
ESR Group, Ltd.	29,099,000	51,998
		655,620

Total common stocks (cost: $65,549,182,000)		108,155,949

Preferred securities 0.05%
Health care 0.03%
Grifols, SA, Class B, nonvoting non-registered preferred shares[2]	3,550,453	25,696

Information technology 0.02%
Samsung Electronics Co., Ltd., nonvoting preferred shares	596,200	24,896

Total preferred securities (cost: $67,917,000)		50,592

Rights & warrants 0.00%
Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 11/22/2023[2]	817,171	1,027

Total rights & warrants (cost: $0)		1,027

Short-term securities 5.23%
Money market investments 4.95%
Capital Group Central Cash Fund 4.86%[1,6]	56,467,388	5,646,739

Money market investments purchased with collateral from securities on loan 0.28%
Capital Group Central Cash Fund 4.86%[1,6,7]	596,967	59,697
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.73%[6,7]	58,400,000	58,400
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.73%[6,7]	54,436,144	54,436
Morgan Stanley Institutional Liquidity Funds – Government Portfolio,
Institutional Class 4.73%[6,7]	38,900,000	38,900
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.72%[6,7]	35,700,000	35,700
Fidelity Investments Money Market Government Portfolio, Class I 4.72%[6,7]	25,900,000	25,900
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares 4.69%[6,7]	19,400,000	19,400
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70%[6,7]	19,400,000	19,400
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.75%[6,7]	12,900,000	12,900
		324,733

Total short-term securities (cost: $5,970,361,000)		5,971,472
Total investment securities 100.06% (cost: $71,587,460,000)		114,179,040
Other assets less liabilities (0.06)%		(70,257)

Net assets 100.00%		$114,108,783

New Perspective Fund	7

Investments in affiliates1

	Value of affiliates at 10/1/2022 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)
Common stocks 0.54%
Information technology 0.54%
GoDaddy, Inc., Class A2	$558,982	$—	$—		$—	$53,943	$612,925	$—
Short-term securities 5.00%
Money market investments 4.95%
Capital Group Central Cash Fund 4.86%[6]	7,524,722	4,227,404	6,106,150		3	760	5,646,739	131,066
Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 4.86%[6,7]	158,028		98,331	[8]			59,697	—	[9]
Total short-term securities							5,706,436
Total 5.54%					$3	$54,703	$6,319,361	$131,066

[1]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $411,502,000, which represented .36% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Value determined using significant unobservable inputs.
[5]	Amount less than one thousand.
[6]	Rate represents the seven-day yield at 3/31/2023.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[8]	Represents net activity. Refer to Note 5 for more information on securities lending.
[9]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

8	New Perspective Fund

Financial statements

Statement of assets and liabilities at March 31, 2023	unaudited
(dollars in thousands)

Assets:
Investment securities, at value (includes $411,502 of investment securities on loan):
Unaffiliated issuers (cost: $65,471,355)	$107,859,679
Affiliated issuers (cost: $6,116,105)	6,319,361		$114,179,040
Cash			1,151
Cash denominated in currencies other than U.S. dollars (cost: $9,672)			9,672
Receivables for:
Sales of investments	348,106
Sales of fund’s shares	67,010
Dividends and interest	188,350
Other	—	*	603,466
			114,793,329
Liabilities:
Collateral for securities on loan			324,733
Payables for:
Purchases of investments	104,714
Repurchases of fund’s shares	79,824
Investment advisory services	34,501
Services provided by related parties	19,216
Trustees’ deferred compensation	6,040
U.S. and non-U.S. taxes	113,316
Other	2,202		359,813
Net assets at March 31, 2023			$114,108,783

Net assets consist of:
Capital paid in on shares of beneficial interest			$67,416,851
Total distributable earnings			46,691,932
Net assets at March 31, 2023			$114,108,783

*	Amount less than one thousand.

Refer to the notes to financial statements.

New Perspective Fund	9

Financial statements (continued)

Statement of assets and liabilities at March 31, 2023 (continued)	unaudited
(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (2,193,214 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$51,561,187	988,685		$52.15
Class C	1,116,189	22,805		48.94
Class T	13	—	*	52.12
Class F-1	1,389,613	26,845		51.76
Class F-2	14,762,445	284,219		51.94
Class F-3	9,774,978	187,342		52.18
Class 529-A	2,762,812	53,817		51.34
Class 529-C	73,325	1,504		48.75
Class 529-E	84,224	1,663		50.64
Class 529-T	19	—	*	52.10
Class 529-F-1	11	—	*	51.11
Class 529-F-2	252,616	4,850		52.09
Class 529-F-3	12	—	*	52.03
Class R-1	56,785	1,173		48.42
Class R-2	486,089	9,925		48.98
Class R-2E	64,849	1,276		50.81
Class R-3	1,270,339	25,115		50.58
Class R-4	1,749,000	34,132		51.24
Class R-5E	246,696	4,774		51.67
Class R-5	1,248,879	23,962		52.12
Class R-6	27,208,702	521,127		52.21

*	Amount less than one thousand.

Refer to the notes to financial statements.

10	New Perspective Fund

Financial statements (continued)

Statement of operations for the six months ended March 31, 2023	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $28,904; also includes $131,066 from affiliates)	$801,487
Securities lending income (net of fees)	1,988
Interest from unaffiliated issuers	665	$804,140
Fees and expenses*:
Investment advisory services	198,615
Distribution services	77,382
Transfer agent services	35,167
Administrative services	16,111
529 plan services	902
Reports to shareholders	1,311
Registration statement and prospectus	1,032
Trustees’ compensation	509
Auditing and legal	99
Custodian	9,591
Other	115	340,834
Net investment income		463,306

Net realized gain and unrealized appreciation:
Net realized gain on:
Investments:
Unaffiliated issuers	3,748,931
Affiliated issuers	3
Currency transactions	3,202	3,752,136
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $48,493):
Unaffiliated issuers	14,766,154
Affiliated issuers	54,703
Currency translations	3,550	14,824,407
Net realized gain and unrealized appreciation		18,576,543

Net increase in net assets resulting from operations		$19,039,849

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

New Perspective Fund	11

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended March 31, 2023*	Year ended September 30, 2022
Operations:
Net investment income	$463,306	$956,763
Net realized gain	3,752,136	4,336,481
Net unrealized appreciation (depreciation)	14,824,407	(42,277,002)
Net increase (decrease) in net assets resulting from operations	19,039,849	(36,983,758)

Distributions paid to shareholders	(4,357,039)	(9,964,566)

Net capital share transactions	698,260	4,708,538

Total increase (decrease) in net assets	15,381,070	(42,239,786)

Net assets:
Beginning of period	98,727,713	140,967,499
End of period	$114,108,783	$98,727,713

*	Unaudited.

Refer to the notes to financial statements.

12	New Perspective Fund

Notes to financial statements	unaudited

1. Organization

New Perspective Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

* Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

New Perspective Fund	13

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

14	New Perspective Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$14,283,017	$7,047,966	$—		$21,330,983
Health care	13,222,236	6,701,186	—		19,923,422
Consumer discretionary	7,888,646	6,484,715	—		14,373,361
Industrials	6,321,549	6,506,608	—		12,828,157
Financials	7,037,256	5,578,913	—		12,616,169
Consumer staples	3,374,319	4,149,455	—		7,523,774
Communication services	5,710,614	1,089,376	—		6,799,990
Materials	3,811,164	2,230,980	—		6,042,144
Energy	2,367,662	2,447,448	—	*	4,815,110
Utilities	843,893	403,326	—		1,247,219
Real estate	393,508	262,112	—		655,620
Preferred securities	—	50,592	—		50,592
Rights & warrants	1,027	—	—		1,027
Short-term securities	5,971,472	—	—		5,971,472
Total	$71,226,363	$42,952,677	$—	*	$114,179,040

*	Amount less than one thousand.

New Perspective Fund	15

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

16	New Perspective Fund

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of March 31, 2023, the total value of securities on loan was $411,502,000, and the total value of collateral received was $431,098,000. Collateral received includes cash of $324,733,000 and U.S. government securities of $106,365,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended March 31, 2023, the fund recognized $272,000 in reclaims (net of the effect of realized gain or loss from currency translations) and $12,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2022, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$823,352
Undistributed long-term capital gains	3,373,790

New Perspective Fund	17

As of March 31, 2023, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$45,726,349
Gross unrealized depreciation on investments	(3,251,104)
Net unrealized appreciation on investments	42,475,245
Cost of investments	71,703,795

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended March 31, 2023						Year ended September 30, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$383,941		$1,525,250		$1,909,191		$212,420		$4,260,431	$4,472,851
Class C	—		36,501		36,501		—		113,317	113,317
Class T	—	*	—	*	—	*	—	*	1	1
Class F-1	9,649		41,956		51,605		4,611		123,163	127,774
Class F-2	142,815		441,703		584,518		104,361		1,280,310	1,384,671
Class F-3	104,143		286,540		390,683		72,932		753,086	826,018
Class 529-A	20,038		82,753		102,791		10,151		227,774	237,925
Class 529-C	—		2,423		2,423		—		8,087	8,087
Class 529-E	419		2,594		3,013		61		7,447	7,508
Class 529-T	—	*	1		1		—	*	1	1
Class 529-F-1	—	*	—	*	—	*	—	*	1	1
Class 529-F-2	2,388		7,200		9,588		1,401		17,623	19,024
Class 529-F-3	—	*	—	*	—	*	—	*	1	1
Class R-1	33		1,844		1,877		—		5,258	5,258
Class R-2	—		15,442		15,442		—		45,072	45,072
Class R-2E	180		1,940		2,120		—		5,132	5,132
Class R-3	5,162		39,350		44,512		—		118,689	118,689
Class R-4	12,684		54,137		66,821		7,215		167,504	174,719
Class R-5E	2,140		7,081		9,221		1,755		23,331	25,086
Class R-5	15,766		45,874		61,640		12,060		135,522	147,582
Class R-6	283,991		781,101		1,065,092		197,997		2,047,852	2,245,849
Total	$983,349		$3,373,690		$4,357,039		$624,964		$9,339,602	$9,964,566

* Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.348% on such assets in excess of $144 billion. For the six months ended March 31, 2023, the investment advisory services fees were $198,615,000, which were equivalent to an annualized rate of 0.370% of average daily net assets.

18	New Perspective Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of March 31, 2023, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended March 31, 2023, the 529 plan services fees were $902,000, which were equivalent to 0.061% of the average daily net assets of each 529 share class.

New Perspective Fund	19

For the six months ended March 31, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$59,407	$21,734		$7,292		Not applicable
Class C	5,426	486		163		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	1,622	856		199		Not applicable
Class F-2	Not applicable	7,496		2,107		Not applicable
Class F-3	Not applicable	56		1,374		Not applicable
Class 529-A	3,041	1,062		389		$786
Class 529-C	361	30		11		22
Class 529-E	200	18		12		24
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	33		35		70
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	267	25		8		Not applicable
Class R-2	1,722	809		69		Not applicable
Class R-2E	181	62		9		Not applicable
Class R-3	3,040	940		182		Not applicable
Class R-4	2,115	871		254		Not applicable
Class R-5E	Not applicable	176		34		Not applicable
Class R-5	Not applicable	359		200		Not applicable
Class R-6	Not applicable	154		3,773		Not applicable
Total class-specific expenses	$77,382	$35,167		$16,111		$902

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $509,000 in the fund’s statement of operations reflects $269,000 in current fees (either paid in cash or deferred) and a net increase of $240,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended March 31, 2023, the fund engaged in such purchase and sale transactions with related funds in the amounts of $223,511,000 and $132,026,000, respectively, which generated $55,225,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended March 31, 2023.

20	New Perspective Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of						Net increase
	Sales*		distributions				Repurchases*		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended March 31, 2023

Class A	$1,083,844	21,980	$1,863,280		38,730		$(2,872,714)	(58,459)	$74,410	2,251
Class C	51,641	1,118	36,250		801		(149,980)	(3,241)	(62,089)	(1,322)
Class T	—	—	—		—		—	—	—	—
Class F-1	46,940	962	51,111		1,070		(131,245)	(2,684)	(33,194)	(652)
Class F-2	1,227,557	24,985	555,496		11,599		(2,184,527)	(44,620)	(401,474)	(8,036)
Class F-3	1,020,619	20,931	387,145		8,050		(1,223,908)	(24,990)	183,856	3,991
Class 529-A	95,031	1,955	102,770		2,170		(162,446)	(3,346)	35,355	779
Class 529-C	6,192	134	2,423		54		(15,055)	(326)	(6,440)	(138)
Class 529-E	2,714	57	3,013		64		(6,376)	(134)	(649)	(13)
Class 529-T	—	—	1		—	†	—	—	1	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	22,584	460	9,587		200		(15,987)	(325)	16,184	335
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	2,932	64	1,856		42		(5,489)	(120)	(701)	(14)
Class R-2	35,055	757	15,434		341		(54,899)	(1,195)	(4,410)	(97)
Class R-2E	6,365	134	2,120		45		(7,162)	(150)	1,323	29
Class R-3	94,645	1,979	44,460		952		(191,342)	(4,009)	(52,237)	(1,078)
Class R-4	85,129	1,749	66,492		1,407		(220,658)	(4,569)	(69,037)	(1,413)
Class R-5E	23,552	486	9,222		193		(22,161)	(456)	10,613	223
Class R-5	50,951	1,037	61,558		1,281		(415,858)	(8,704)	(303,349)	(6,386)
Class R-6	1,740,212	35,718	1,060,341		22,035		(1,490,455)	(30,130)	1,310,098	27,623
Total net increase (decrease)	$5,595,963	114,506	$4,272,559		89,034		$(9,170,262)	(187,458)	$698,260	16,082

Refer to the end of the table for footnotes.

New Perspective Fund	21

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2022

Class A	$3,095,317	52,679	$4,369,044	67,979		$(5,944,839)	(102,528)	$1,519,522	18,130
Class C	155,349	2,800	112,508	1,858		(364,174)	(6,709)	(96,317)	(2,051)
Class T	—	—	—	—		—	—	—	—
Class F-1	161,053	2,764	126,426	1,982		(296,575)	(5,215)	(9,096)	(469)
Class F-2	3,661,017	63,378	1,318,970	20,612		(4,429,575)	(78,610)	550,412	5,380
Class F-3	2,240,510	38,735	818,463	12,737		(2,110,526)	(36,968)	948,447	14,504
Class 529-A	261,941	4,516	237,893	3,757		(389,605)	(6,849)	110,229	1,424
Class 529-C	16,246	297	8,087	134		(39,760)	(722)	(15,427)	(291)
Class 529-E	7,650	133	7,507	120		(15,468)	(271)	(311)	(18)
Class 529-T	—	—	2	—	†	—	—	2	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	50,274	857	19,021	296		(31,463)	(540)	37,832	613
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class R-1	8,666	163	5,200	87		(16,125)	(289)	(2,259)	(39)
Class R-2	85,104	1,551	45,011	742		(156,847)	(2,784)	(26,732)	(491)
Class R-2E	16,066	281	5,132	82		(18,738)	(323)	2,460	40
Class R-3	226,377	3,949	118,563	1,899		(396,613)	(6,953)	(51,673)	(1,105)
Class R-4	231,797	4,009	174,708	2,765		(560,810)	(9,949)	(154,305)	(3,175)
Class R-5E	104,801	1,803	25,086	394		(180,238)	(3,081)	(50,351)	(884)
Class R-5	219,563	3,683	147,451	2,297		(374,646)	(6,497)	(7,632)	(517)
Class R-6	4,135,453	73,292	2,237,982	34,800		(4,419,700)	(76,696)	1,953,735	31,396
Total net increase (decrease)	$14,677,184	254,890	$9,777,056	152,541		$(19,745,702)	(344,984)	$4,708,538	62,447

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $8,843,731,000 and $10,431,217,000, respectively, during the six months ended March 31, 2023.

22	New Perspective Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
3/31/2023[5,6]	$45.43	$.18	$8.51	$8.69	$(.40)	$(1.57)	$(1.97)	$52.15	19.49%[7]		$51,561		.76%[8]		.76%[8]		.74%[8]
9/30/2022	66.78	.38	(17.08)	(16.70)	(.22)	(4.43)	(4.65)	45.43	(27.04)		44,810		.72		.72		.65
9/30/2021	53.81	.32	15.15	15.47	(.08)	(2.42)	(2.50)	66.78	29.31		64,660		.72		.72		.50
9/30/2020	44.52	.27	10.76	11.03	(.48)	(1.26)	(1.74)	53.81	25.33		50,986		.75		.75		.57
9/30/2019	46.89	.37	.12	.49	(.45)	(2.41)	(2.86)	44.52	2.55		42,567		.75		.75		.85
9/30/2018	43.54	.38	5.34	5.72	(.19)	(2.18)	(2.37)	46.89	13.48		43,958		.74		.74		.85
Class C:
3/31/2023[5,6]	42.54	(.01)	7.98	7.97	—	(1.57)	(1.57)	48.94	19.07	[7]	1,116		1.51	[8]	1.51	[8]	(.02)[8]
9/30/2022	63.06	(.07)	(16.02)	(16.09)	—	(4.43)	(4.43)	42.54	(27.60)		1,026		1.47		1.47		(.12)
9/30/2021	51.23	(.15)	14.40	14.25	—	(2.42)	(2.42)	63.06	28.36		1,651		1.47		1.47		(.25)
9/30/2020	42.46	(.08)	10.25	10.17	(.14)	(1.26)	(1.40)	51.23	24.39		1,395		1.49		1.49		(.18)
9/30/2019	44.80	.03	.14	.17	(.10)	(2.41)	(2.51)	42.46	1.76		1,442		1.52		1.52		.07
9/30/2018	41.82	.02	5.14	5.16	—	(2.18)	(2.18)	44.80	12.62		1,576		1.53		1.53		.06
Class T:
3/31/2023[5,6]	45.46	.25	8.51	8.76	(.53)	(1.57)	(2.10)	52.12	19.67	[7,9]	—	[10]	.49	[8,9]	.49	[8,9]	1.01	[8,9]
9/30/2022	66.82	.51	(17.07)	(16.56)	(.37)	(4.43)	(4.80)	45.46	(26.87)[9]		—	[10]	.48	[9]	.48	[9]	.88	[9]
9/30/2021	53.83	.46	15.15	15.61	(.20)	(2.42)	(2.62)	66.82	29.60	[9]	—	[10]	.50	[9]	.50	[9]	.73	[9]
9/30/2020	44.53	.38	10.76	11.14	(.58)	(1.26)	(1.84)	53.83	25.62	[9]	—	[10]	.50	[9]	.50	[9]	.82	[9]
9/30/2019	46.91	.46	.11	.57	(.54)	(2.41)	(2.95)	44.53	2.80	[9]	—	[10]	.53	[9]	.53	[9]	1.07	[9]
9/30/2018	43.57	.47	5.34	5.81	(.29)	(2.18)	(2.47)	46.91	13.71	[9]	—	[10]	.53	[9]	.53	[9]	1.04	[9]
Class F-1:
3/31/2023[5,6]	45.08	.17	8.44	8.61	(.36)	(1.57)	(1.93)	51.76	19.49	[7]	1,390		.80	[8]	.80	[8]	.70	[8]
9/30/2022	66.29	.34	(16.95)	(16.61)	(.17)	(4.43)	(4.60)	45.08	(27.10)		1,239		.77		.77		.58
9/30/2021	53.43	.27	15.06	15.33	(.05)	(2.42)	(2.47)	66.29	29.24		1,854		.78		.78		.43
9/30/2020	44.21	.24	10.69	10.93	(.45)	(1.26)	(1.71)	53.43	25.27		1,804		.79		.79		.52
9/30/2019	46.57	.33	.12	.45	(.40)	(2.41)	(2.81)	44.21	2.47		1,677		.82		.82		.78
9/30/2018	43.26	.36	5.30	5.66	(.17)	(2.18)	(2.35)	46.57	13.40		1,795		.81		.81		.79
Class F-2:
3/31/2023[5,6]	45.30	.24	8.48	8.72	(.51)	(1.57)	(2.08)	51.94	19.64	[7]	14,762		.53	[8]	.53	[8]	.96	[8]
9/30/2022	66.61	.49	(17.01)	(16.52)	(.36)	(4.43)	(4.79)	45.30	(26.90)		13,240		.51		.51		.85
9/30/2021	53.67	.45	15.10	15.55	(.19)	(2.42)	(2.61)	66.61	29.60		19,110		.51		.51		.72
9/30/2020	44.40	.38	10.73	11.11	(.58)	(1.26)	(1.84)	53.67	25.61		14,016		.53		.53		.80
9/30/2019	46.81	.46	.09	.55	(.55)	(2.41)	(2.96)	44.40	2.74		10,234		.54		.54		1.07
9/30/2018	43.47	.47	5.33	5.80	(.28)	(2.18)	(2.46)	46.81	13.71		8,560		.54		.54		1.05
Class F-3:
3/31/2023[5,6]	45.53	.26	8.53	8.79	(.57)	(1.57)	(2.14)	52.18	19.72	[7]	9,775		.42	[8]	.42	[8]	1.07	[8]
9/30/2022	66.93	.56	(17.10)	(16.54)	(.43)	(4.43)	(4.86)	45.53	(26.83)		8,349		.41		.41		.96
9/30/2021	53.90	.53	15.16	15.69	(.24)	(2.42)	(2.66)	66.93	29.72		11,301		.41		.41		.83
9/30/2020	44.58	.43	10.77	11.20	(.62)	(1.26)	(1.88)	53.90	25.74		7,784		.42		.42		.91
9/30/2019	46.98	.51	.08	.59	(.58)	(2.41)	(2.99)	44.58	2.85		5,324		.44		.44		1.18
9/30/2018	43.63	.52	5.34	5.86	(.33)	(2.18)	(2.51)	46.98	13.81		4,260		.45		.45		1.16
Class 529-A:
3/31/2023[5,6]	44.74	.17	8.38	8.55	(.38)	(1.57)	(1.95)	51.34	19.48	[7]	2,763		.80	[8]	.80	[8]	.70	[8]
9/30/2022	65.84	.35	(16.82)	(16.47)	(.20)	(4.43)	(4.63)	44.74	(27.08)		2,373		.75		.75		.61
9/30/2021	53.09	.29	14.94	15.23	(.06)	(2.42)	(2.48)	65.84	29.26		3,398		.76		.76		.46
9/30/2020	43.94	.25	10.61	10.86	(.45)	(1.26)	(1.71)	53.09	25.27		2,696		.79		.79		.53
9/30/2019	46.31	.33	.12	.45	(.41)	(2.41)	(2.82)	43.94	2.47		2,163		.82		.82		.78
9/30/2018	43.05	.35	5.27	5.62	(.18)	(2.18)	(2.36)	46.31	13.41		2,227		.82		.82		.78

Refer to the end of the table for footnotes.

New Perspective Fund	23

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
3/31/2023[5,6]	$42.39	$(.02)	$7.95	$7.93	$—	$(1.57)	$(1.57)	$48.75	19.04%[7]		$73		1.57%[8]		1.57%[8]		(.08)%[8]
9/30/2022	62.88	(.10)	(15.96)	(16.06)	—	(4.43)	(4.43)	42.39	(27.65)		70		1.52		1.52		(.19)
9/30/2021	51.12	(.18)	14.36	14.18	—	(2.42)	(2.42)	62.88	28.30		121		1.52		1.52		(.30)
9/30/2020	42.35	(.11)	10.24	10.13	(.10)	(1.26)	(1.36)	51.12	24.35		119		1.54		1.54		(.24)
9/30/2019	44.66	.01	.15	.16	(.06)	(2.41)	(2.47)	42.35	1.71		240		1.57		1.57		.02
9/30/2018	41.72	(.01)	5.13	5.12	—	(2.18)	(2.18)	44.66	12.54		286		1.58		1.58		(.03)
Class 529-E:
3/31/2023[5,6]	44.09	.11	8.26	8.37	(.25)	(1.57)	(1.82)	50.64	19.34	[7]	84		1.03	[8]	1.03	[8]	.47	[8]
9/30/2022	64.94	.20	(16.58)	(16.38)	(.04)	(4.43)	(4.47)	44.09	(27.25)		74		.99		.99		.36
9/30/2021	52.46	.14	14.76	14.90	—	(2.42)	(2.42)	64.94	28.94		110		1.00		1.00		.23
9/30/2020	43.44	.14	10.49	10.63	(.35)	(1.26)	(1.61)	52.46	24.99		91		1.01		1.01		.30
9/30/2019	45.79	.23	.14	.37	(.31)	(2.41)	(2.72)	43.44	2.24		82		1.04		1.04		.55
9/30/2018	42.58	.24	5.22	5.46	(.07)	(2.18)	(2.25)	45.79	13.15		89		1.05		1.05		.55
Class 529-T:
3/31/2023[5,6]	45.43	.23	8.52	8.75	(.51)	(1.57)	(2.08)	52.10	19.65	[7,9]	—	[10]	.54	[8,9]	.54	[8,9]	.96	[8,9]
9/30/2022	66.78	.49	(17.07)	(16.58)	(.34)	(4.43)	(4.77)	45.43	(26.91)[9]		—	[10]	.53	[9]	.53	[9]	.84	[9]
9/30/2021	53.80	.43	15.14	15.57	(.17)	(2.42)	(2.59)	66.78	29.53	[9]	—	[10]	.55	[9]	.55	[9]	.68	[9]
9/30/2020	44.51	.36	10.75	11.11	(.56)	(1.26)	(1.82)	53.80	25.55	[9]	—	[10]	.56	[9]	.56	[9]	.77	[9]
9/30/2019	46.89	.44	.11	.55	(.52)	(2.41)	(2.93)	44.51	2.73	[9]	—	[10]	.57	[9]	.57	[9]	1.03	[9]
9/30/2018	43.56	.45	5.34	5.79	(.28)	(2.18)	(2.46)	46.89	13.65	[9]	—	[10]	.59	[9]	.59	[9]	.99	[9]
Class 529-F-1:
3/31/2023[5,6]	44.59	.21	8.35	8.56	(.47)	(1.57)	(2.04)	51.11	19.59	[7,9]	—	[10]	.61	[8,9]	.61	[8,9]	.89	[8,9]
9/30/2022	65.65	.44	(16.75)	(16.31)	(.32)	(4.43)	(4.75)	44.59	(26.96)[9]		—	[10]	.60	[9]	.60	[9]	.77	[9]
9/30/2021	52.99	(.02)	15.34	15.32	(.24)	(2.42)	(2.66)	65.65	29.51	[9]	—	[10]	.51	[9]	.51	[9]	(.04)[9]
9/30/2020	43.86	.35	10.60	10.95	(.56)	(1.26)	(1.82)	52.99	25.55		180		.56		.56		.76
9/30/2019	46.28	.43	.09	.52	(.53)	(2.41)	(2.94)	43.86	2.72		142		.59		.59		1.03
9/30/2018	43.00	.45	5.27	5.72	(.26)	(2.18)	(2.44)	46.28	13.67		119		.59		.59		1.00
Class 529-F-2:
3/31/2023[5,6]	45.44	.24	8.50	8.74	(.52)	(1.57)	(2.09)	52.09	19.66	[7]	253		.51	[8]	.51	[8]	.99	[8]
9/30/2022	66.78	.50	(17.06)	(16.56)	(.35)	(4.43)	(4.78)	45.44	(26.91)		205		.51		.51		.87
9/30/2021[5,11]	52.26	.44	16.68	17.12	(.18)	(2.42)	(2.60)	66.78	33.39	[7]	260		.54	[8]	.54	[8]	.75	[8]
Class 529-F-3:
3/31/2023[5,6]	45.40	.25	8.49	8.74	(.54)	(1.57)	(2.11)	52.03	19.64	[7]	—	[10]	.49	[8]	.49	[8]	1.01	[8]
9/30/2022	66.74	.52	(17.04)	(16.52)	(.39)	(4.43)	(4.82)	45.40	(26.85)		—	[10]	.46		.46		.90
9/30/2021[5,11]	52.26	.48	16.67	17.15	(.25)	(2.42)	(2.67)	66.74	33.44	[7]	—	[10]	.52	[8]	.47	[8]	.82	[8]
Class R-1:
3/31/2023[5,6]	42.12	— [12]	7.90	7.90	(.03)	(1.57)	(1.60)	48.42	19.07	[7]	57		1.50	[8]	1.50	[8]	(.01)[8]
9/30/2022	62.49	(.07)	(15.87)	(15.94)	—	(4.43)	(4.43)	42.12	(27.61)		50		1.49		1.49		(.13)
9/30/2021	50.81	(.17)	14.27	14.10	—	(2.42)	(2.42)	62.49	28.29		77		1.50		1.50		(.28)
9/30/2020	42.09	(.09)	10.17	10.08	(.10)	(1.26)	(1.36)	50.81	24.38		69		1.52		1.52		(.21)
9/30/2019	44.41	.02	.15	.17	(.08)	(2.41)	(2.49)	42.09	1.73		71		1.54		1.54		.05
9/30/2018	41.49	.02	5.08	5.10	—	(2.18)	(2.18)	44.41	12.59		88		1.54		1.54		.04

Refer to the end of the table for footnotes.

24	New Perspective Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
3/31/2023[5,6]	$42.57	$(.01)	$7.99	$7.98	$—	$(1.57)	$(1.57)	$48.98	19.06%[7]	$486	1.53%[8]		1.53%[8]		(.03)%[8]
9/30/2022	63.12	(.08)	(16.04)	(16.12)	—	(4.43)	(4.43)	42.57	(27.63)	427	1.51		1.51		(.15)
9/30/2021	51.30	(.17)	14.41	14.24	—	(2.42)	(2.42)	63.12	28.30	663	1.50		1.50		(.28)
9/30/2020	42.52	(.09)	10.27	10.18	(.14)	(1.26)	(1.40)	51.30	24.38	571	1.52		1.52		(.20)
9/30/2019	44.85	.02	.15	.17	(.09)	(2.41)	(2.50)	42.52	1.73	518	1.54		1.54		.06
9/30/2018	41.87	.02	5.14	5.16	—	(2.18)	(2.18)	44.85	12.60	570	1.54		1.54		.05
Class R-2E:
3/31/2023[5,6]	44.18	.06	8.29	8.35	(.15)	(1.57)	(1.72)	50.81	19.24 [7]	65	1.23	[8]	1.23	[8]	.27	[8]
9/30/2022	65.16	.09	(16.64)	(16.55)	—	(4.43)	(4.43)	44.18	(27.42)	55	1.21		1.21		.15
9/30/2021	52.74	.01	14.83	14.84	—	(2.42)	(2.42)	65.16	28.69	79	1.21		1.21		.02
9/30/2020	43.68	.04	10.55	10.59	(.27)	(1.26)	(1.53)	52.74	24.73	68	1.23		1.23		.09
9/30/2019	46.02	.16	.13	.29	(.22)	(2.41)	(2.63)	43.68	2.05	65	1.24		1.24		.38
9/30/2018	42.85	.15	5.26	5.41	(.06)	(2.18)	(2.24)	46.02	12.92	60	1.24		1.24		.33
Class R-3:
3/31/2023[5,6]	44.01	.10	8.25	8.35	(.21)	(1.57)	(1.78)	50.58	19.30 [7]	1,270	1.08	[8]	1.08	[8]	.42	[8]
9/30/2022	64.83	.17	(16.56)	(16.39)	—	(4.43)	(4.43)	44.01	(27.30)	1,153	1.06		1.06		.30
9/30/2021	52.40	.10	14.75	14.85	—	(2.42)	(2.42)	64.83	28.88	1,770	1.06		1.06		.16
9/30/2020	43.39	.11	10.48	10.59	(.32)	(1.26)	(1.58)	52.40	24.91	1,557	1.07		1.07		.25
9/30/2019	45.73	.21	.13	.34	(.27)	(2.41)	(2.68)	43.39	2.21	1,488	1.09		1.09		.50
9/30/2018	42.52	.22	5.22	5.44	(.05)	(2.18)	(2.23)	45.73	13.09	1,728	1.09		1.09		.49
Class R-4:
3/31/2023[5,6]	44.65	.17	8.36	8.53	(.37)	(1.57)	(1.94)	51.24	19.50 [7]	1,749	.78	[8]	.78	[8]	.71	[8]
9/30/2022	65.70	.34	(16.77)	(16.43)	(.19)	(4.43)	(4.62)	44.65	(27.08)	1,587	.76		.76		.59
9/30/2021	52.98	.29	14.92	15.21	(.07)	(2.42)	(2.49)	65.70	29.26	2,544	.76		.76		.47
9/30/2020	43.85	.25	10.60	10.85	(.46)	(1.26)	(1.72)	52.98	25.30	2,166	.77		.77		.55
9/30/2019	46.23	.34	.11	.45	(.42)	(2.41)	(2.83)	43.85	2.49	1,977	.79		.79		.81
9/30/2018	42.96	.35	5.28	5.63	(.18)	(2.18)	(2.36)	46.23	13.44	2,149	.79		.79		.80
Class R-5E:
3/31/2023[5,6]	45.06	.22	8.44	8.66	(.48)	(1.57)	(2.05)	51.67	19.60 [7]	247	.58	[8]	.58	[8]	.92	[8]
9/30/2022	66.28	.46	(16.92)	(16.46)	(.33)	(4.43)	(4.76)	45.06	(26.94)	205	.56		.56		.78
9/30/2021	53.43	.43	15.03	15.46	(.19)	(2.42)	(2.61)	66.28	29.54	360	.55		.55		.69
9/30/2020	44.22	.36	10.68	11.04	(.57)	(1.26)	(1.83)	53.43	25.56	220	.56		.56		.76
9/30/2019	46.69	.48	.05	.53	(.59)	(2.41)	(3.00)	44.22	2.72	123	.57		.57		1.13
9/30/2018	43.40	.31	5.47	5.78	(.31)	(2.18)	(2.49)	46.69	13.68	36	.57		.57		.68
Class R-5:
3/31/2023[5,6]	45.47	.25	8.51	8.76	(.54)	(1.57)	(2.11)	52.12	19.67 [7]	1,249	.48	[8]	.48	[8]	1.00	[8]
9/30/2022	66.84	.53	(17.08)	(16.55)	(.39)	(4.43)	(4.82)	45.47	(26.86)	1,380	.46		.46		.90
9/30/2021	53.84	.48	15.16	15.64	(.22)	(2.42)	(2.64)	66.84	29.65	2,063	.46		.46		.77
9/30/2020	44.53	.40	10.77	11.17	(.60)	(1.26)	(1.86)	53.84	25.68	1,742	.46		.46		.85
9/30/2019	46.92	.48	.10	.58	(.56)	(2.41)	(2.97)	44.53	2.82	1,606	.49		.49		1.11
9/30/2018	43.56	.50	5.34	5.84	(.30)	(2.18)	(2.48)	46.92	13.79	1,798	.49		.49		1.10
Class R-6:
3/31/2023[5,6]	45.56	.27	8.52	8.79	(.57)	(1.57)	(2.14)	52.21	19.70 [7]	27,209	.42	[8]	.42	[8]	1.08	[8]
9/30/2022	66.97	.56	(17.11)	(16.55)	(.43)	(4.43)	(4.86)	45.56	(26.83)	22,485	.41		.41		.96
9/30/2021	53.94	.52	15.17	15.69	(.24)	(2.42)	(2.66)	66.97	29.71	30,946	.41		.41		.81
9/30/2020	44.61	.43	10.78	11.21	(.62)	(1.26)	(1.88)	53.94	25.74	26,119	.42		.42		.91
9/30/2019	47.00	.51	.09	.60	(.58)	(2.41)	(2.99)	44.61	2.88	19,586	.44		.44		1.18
9/30/2018	43.64	.52	5.34	5.86	(.32)	(2.18)	(2.50)	47.00	13.82	16,772	.44		.44		1.15

Refer to the end of the table for footnotes.

New Perspective Fund	25

Financial highlights (continued)

	Six months ended March 31, 2023[5,6,7]	Year ended September 30,
		2022	2021	2020	2019	2018
Portfolio turnover rate for all share classes[13]	9%	21%	22%	26%[14]	20%	23%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Amount less than $.01.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[14]	Includes the value of securities sold due to redemptions of shares in-kind. The rates would have been 25% for the year ended September 30, 2020, if the value of securities sold due to in-kind redemptions were excluded.

Refer to the notes to financial statements.

26	New Perspective Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2022, through March 31, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

New Perspective Fund	27

Expense example (continued)

	Beginning account value 10/1/2022	Ending account value 3/31/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,194.91	$4.16	.76%
Class A – assumed 5% return	1,000.00	1,021.14	3.83	.76
Class C – actual return	1,000.00	1,190.66	8.25	1.51
Class C – assumed 5% return	1,000.00	1,017.40	7.59	1.51
Class T – actual return	1,000.00	1,196.73	2.68	.49
Class T – assumed 5% return	1,000.00	1,022.49	2.47	.49
Class F-1 – actual return	1,000.00	1,194.90	4.38	.80
Class F-1 – assumed 5% return	1,000.00	1,020.94	4.03	.80
Class F-2 – actual return	1,000.00	1,196.39	2.90	.53
Class F-2 – assumed 5% return	1,000.00	1,022.29	2.67	.53
Class F-3 – actual return	1,000.00	1,197.17	2.30	.42
Class F-3 – assumed 5% return	1,000.00	1,022.84	2.12	.42
Class 529-A – actual return	1,000.00	1,194.84	4.38	.80
Class 529-A – assumed 5% return	1,000.00	1,020.94	4.03	.80
Class 529-C – actual return	1,000.00	1,190.38	8.57	1.57
Class 529-C – assumed 5% return	1,000.00	1,017.10	7.90	1.57
Class 529-E – actual return	1,000.00	1,193.43	5.63	1.03
Class 529-E – assumed 5% return	1,000.00	1,019.80	5.19	1.03
Class 529-T – actual return	1,000.00	1,196.53	2.96	.54
Class 529-T – assumed 5% return	1,000.00	1,022.24	2.72	.54
Class 529-F-1 – actual return	1,000.00	1,195.87	3.34	.61
Class 529-F-1 – assumed 5% return	1,000.00	1,021.89	3.07	.61
Class 529-F-2 – actual return	1,000.00	1,196.61	2.79	.51
Class 529-F-2 – assumed 5% return	1,000.00	1,022.39	2.57	.51
Class 529-F-3 – actual return	1,000.00	1,196.43	2.68	.49
Class 529-F-3 – assumed 5% return	1,000.00	1,022.49	2.47	.49
Class R-1 – actual return	1,000.00	1,190.70	8.19	1.50
Class R-1 – assumed 5% return	1,000.00	1,017.45	7.54	1.50
Class R-2 – actual return	1,000.00	1,190.56	8.36	1.53
Class R-2 – assumed 5% return	1,000.00	1,017.30	7.70	1.53
Class R-2E – actual return	1,000.00	1,192.44	6.72	1.23
Class R-2E – assumed 5% return	1,000.00	1,018.80	6.19	1.23
Class R-3 – actual return	1,000.00	1,193.03	5.90	1.08
Class R-3 – assumed 5% return	1,000.00	1,019.55	5.44	1.08
Class R-4 – actual return	1,000.00	1,194.97	4.27	.78
Class R-4 – assumed 5% return	1,000.00	1,021.04	3.93	.78
Class R-5E – actual return	1,000.00	1,195.95	3.18	.58
Class R-5E – assumed 5% return	1,000.00	1,022.04	2.92	.58
Class R-5 – actual return	1,000.00	1,196.68	2.63	.48
Class R-5 – assumed 5% return	1,000.00	1,022.54	2.42	.48
Class R-6 – actual return	1,000.00	1,197.02	2.30	.42
Class R-6 – assumed 5% return	1,000.00	1,022.84	2.12	.42

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

28	New Perspective Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2024. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2022. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

New Perspective Fund	29

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

30	New Perspective Fund

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2021, through September 30, 2022. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

New Perspective Fund	31

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32	New Perspective Fund

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New Perspective Fund	33

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34	New Perspective Fund

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New Perspective Fund	35

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk,VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

36	New Perspective Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

New Perspective Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of New Perspective Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MCSI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: May 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Principal Executive Officer

Date: May 31, 2023

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 31, 2023